UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 29, 2020

We believe in
discovering long-term
growth opportunities
around the world on
behalf of our investors

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–9.89%	6.78%	10.00%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated November 1, 2019 (as supplemented to date). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are The Growth Fund of America’s results for the six months ended February 29, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AGTHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

Total returns for periods ended February 29, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	6.07%	9.73%	10.47%	12.61%	13.42%
Standard & Poor’s 500 Composite Index[2]	1.92	8.19	9.23	12.65	10.90
Lipper Large-Cap Growth Funds Index[3]	5.12	13.25	11.34	13.44	—	[4]
Lipper Growth Funds Index[3]	3.38	6.79	9.36	12.42	9.98
Lipper Large-Cap Core Funds Index[3]	0.78	5.97	7.99	11.21	—	[4]
Lipper Capital Appreciation Funds Index[3]	1.75	6.42	7.21	10.61	10.64

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Refinitiv Lipper.
[4]	This Lipper index was not in existence when CRMC began managing the fund.

The Growth Fund of America	1

Summary investment portfolio February 29, 2020	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Facebook	5.57%
Netflix	5.55
Microsoft	5.16
Amazon	4.15
Alphabet	3.82
UnitedHealth Group	2.92
Tesla	1.80
Broadcom	1.77
ASML	1.60
Charter Communications	1.52

Common stocks 93.59%	Shares	Value (000)
Information technology 23.19%
Microsoft Corp.	59,958,200	$9,713,828
Broadcom Inc.	12,231,558	3,334,567
ASML Holding NV1	6,881,771	1,905,994
ASML Holding NV (New York registered)	3,989,337	1,103,890
Mastercard Inc., Class A	9,807,795	2,846,712
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	211,394,000	2,167,476
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,799,922	527,628
Autodesk, Inc.[2]	9,910,054	1,891,631
Visa Inc., Class A	7,978,231	1,450,123
ServiceNow, Inc.[2]	4,306,154	1,404,194
PayPal Holdings, Inc.[2]	12,236,696	1,321,441
Fiserv, Inc.[2]	11,576,108	1,265,963
RingCentral, Inc., Class A2	4,485,141	1,057,372
Samsung Electronics Co., Ltd.[1]	20,821,006	941,943
Applied Materials, Inc.	15,881,071	923,008
FleetCor Technologies, Inc.[2]	3,448,377	916,544
Other securities		10,899,687
		43,672,001

2	The Growth Fund of America

	Shares	Value (000)
Communication services 18.84%
Facebook, Inc., Class A2	54,479,980	$10,485,762
Netflix, Inc.[2,3]	28,351,473	10,462,544
Alphabet Inc., Class C2	3,304,264	4,425,500
Alphabet Inc., Class A2	2,063,785	2,763,924
Charter Communications, Inc., Class A2	5,824,340	2,872,390
Activision Blizzard, Inc.	27,840,195	1,618,351
T-Mobile US, Inc.[2]	11,209,586	1,010,656
Other securities		1,847,865
		35,486,992

Health care 16.09%
UnitedHealth Group Inc.	21,547,879	5,493,847
Abbott Laboratories	30,341,553	2,337,210
Thermo Fisher Scientific Inc.	6,728,980	1,956,787
Vertex Pharmaceuticals Inc.[2]	8,211,467	1,839,615
Humana Inc.	5,726,616	1,830,685
Regeneron Pharmaceuticals, Inc.[2]	3,317,475	1,474,850
Seattle Genetics, Inc.[2,3]	8,952,955	1,019,383
Boston Scientific Corp.[2]	23,633,469	883,655
BioMarin Pharmaceutical Inc.[2,3]	9,085,429	821,050
Centene Corp.[2]	15,427,562	817,969
Cigna Corp.	4,448,176	813,749
Amgen Inc.	3,779,154	754,810
Edwards Lifesciences Corp.[2]	3,622,495	742,032
Other securities		9,518,286
		30,303,928

Consumer discretionary 12.30%
Amazon.com, Inc.[2]	4,150,356	7,818,233
Tesla, Inc.[2]	5,080,353	3,393,625
Alibaba Group Holding Ltd. (ADR)[2]	6,636,274	1,380,345
Alibaba Group Holding Ltd.[1,2]	15,940,936	414,799
Home Depot, Inc.	6,232,055	1,357,591
NIKE, Inc., Class B	10,811,907	966,368
Marriott International, Inc., Class A	6,515,695	807,946
Other securities		7,026,819
		23,165,726

Industrials 7.53%
TransDigm Group Inc.[3]	3,026,779	1,688,368
CSX Corp.	23,214,660	1,635,473
Airbus SE, non-registered shares[1]	10,087,383	1,232,923
Boeing Co.	4,309,406	1,185,561
Old Dominion Freight Line, Inc.[3]	5,985,590	1,160,007
Northrop Grumman Corp.	2,438,264	801,799
Safran SA1	5,304,136	736,877
Other securities		5,742,895
		14,183,903

The Growth Fund of America	3

Common stocks (continued)	Shares	Value (000)
Financials 7.12%
Berkshire Hathaway Inc., Class A2	5,598	$1,730,319
Berkshire Hathaway Inc., Class B2	2,986,190	616,171
JPMorgan Chase & Co.	9,977,766	1,158,518
CME Group Inc., Class A	5,391,285	1,071,895
Other securities		8,835,345
		13,412,248

Energy 2.87%
EOG Resources, Inc.	25,647,345	1,622,451
Concho Resources Inc.[3]	15,074,221	1,025,349
Diamondback Energy, Inc.[3]	12,361,358	766,404
Other securities		1,984,174
		5,398,378

Consumer staples 2.77%
Costco Wholesale Corp.	4,598,903	1,292,936
Philip Morris International Inc.	15,563,534	1,274,187
Other securities		2,661,609
		5,228,732

Materials 1.50%
Other securities		2,822,649

Real estate 1.38%
American Tower Corp. REIT	4,166,112	944,874
Equinix, Inc. REIT	1,576,150	902,819
Other securities		763,006
		2,610,699

Total common stocks (cost: $100,530,628,000)		176,285,256

Preferred securities 0.83%
Other 0.83%
Other securities		1,561,838

Total preferred securities (cost: $1,219,005,000)		1,561,838

Rights & warrants 0.01%
Financials 0.01%
Other securities		8,152

Total rights & warrants (cost: $29,977,000)		8,152

Bonds, notes & other debt instruments 0.01%	Principal amount (000)
Corporate bonds & notes 0.01%
Other securities		14,700

Total bonds, notes & other debt instruments (cost: $14,944,000)		14,700

4	The Growth Fund of America

Short-term securities 4.99%	Shares	Value (000)
Money market investments 4.99%
Capital Group Central Cash Fund 1.63%[3,4]	94,071,099	$9,407,110

Total short-term securities (cost: $9,378,203,000)		9,407,110
Total investment securities 99.43% (cost: $111,172,757,000)		187,277,056
Other assets less liabilities 0.57%		1,077,444

Net assets 100.00%		$188,354,500

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $307,576,000, an aggregate cost of $377,818,000, and which represented .16% of the net assets of the fund) were acquired from 5/7/2015 to 2/6/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security (with a value of $14,700,000, which represented .01% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended February 29, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 10.28%
Communication services 5.55%
Netflix, Inc.[2]	24,438,914	4,741,061	828,502	28,351,473
Health care 1.67%
Seattle Genetics, Inc.[2]	8,850,700	154,500	52,245	8,952,955
BioMarin Pharmaceutical Inc.[2]	9,545,516	130,700	590,787	9,085,429
Bluebird Bio, Inc.[2]	5,250,577	56,120	1,025,464	4,281,233
Allakos Inc.[2]	3,972,600	667,445	25,571	4,614,474
Ultragenyx Pharmaceutical Inc.[2]	4,614,346	308,484	26,813	4,896,017
Allogene Therapeutics, Inc.[2]	4,238,253	3,280,606	35,367	7,483,492
Biohaven Pharmaceutical Holding Co. Ltd.[2]	—	3,568,621	7,851	3,560,770
Madrigal Pharmaceuticals, Inc.[2]	819,405	—	4,754	814,651
Consumer discretionary 0.25%
Mattel, Inc.[2]	23,392,000	—	444,469	22,947,531
Grand Canyon Education, Inc.[2]	1,500,000	1,116,700	148,994	2,467,706
ServiceMaster Global Holdings, Inc.[2,5]	7,780,514	1,824,029	4,611,241	4,993,302

The Growth Fund of America	5

Investments in affiliates (continued)

	Beginning shares	Additions	Reductions	Ending shares
Industrials 1.51%
TransDigm Group Inc.	3,106,300	39,500	119,021	3,026,779
Old Dominion Freight Line, Inc.	5,974,023	85,000	73,433	5,985,590
Energy 1.00%
Concho Resources Inc.	13,140,553	2,132,200	198,532	15,074,221
Diamondback Energy, Inc.	11,480,000	1,348,300	466,942	12,361,358
Weatherford International[2]	—	4,553,973	4,185	4,549,788
Consumer staples 0.16%
Herbalife Nutrition Ltd.[2]	9,145,000	28,286	53,221	9,120,065
Materials 0.07%
Allegheny Technologies Inc.[2]	7,502,100	—	43,525	7,458,575
First Quantum Minerals Ltd.[5]	34,611,924	—	34,611,924	—
Alcoa Corp.[2,5]	9,843,000	—	4,489,242	5,353,758
Real estate 0.07%
Redfin Corp.[2]	5,765,790	—	935,451	4,830,339
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 1.63%[4]	120,293,690	84,920,019	111,142,610	94,071,099

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 2/29/2020 (000)
Common stocks 10.28%
Communication services 5.55%
Netflix, Inc.[2]	$36,344	$2,164,786	$—	$10,462,544
Health care 1.67%
Seattle Genetics, Inc.[2]	3,200	363,632	—	1,019,383
BioMarin Pharmaceutical Inc.[2]	(927)	146,826	—	821,050
Bluebird Bio, Inc.[2]	(103,270)	(54,469)	—	309,662
Allakos Inc.[2]	2,052	(113,712)	—	287,620
Ultragenyx Pharmaceutical Inc.[2]	34	5,799	—	274,569
Allogene Therapeutics, Inc.[2]	61	(28)	—	202,054
Biohaven Pharmaceutical Holding Co. Ltd.[2]	29	(34,633)	—	157,244
Madrigal Pharmaceuticals, Inc.[2]	(35)	(5,273)	—	70,199
				3,141,781
Consumer discretionary 0.25%
Mattel, Inc.[2]	(980)	47,561	—	270,551
Grand Canyon Education, Inc.[2]	(5,997)	(85,830)	—	199,095
ServiceMaster Global Holdings, Inc.[2,5]	12,051	(174,066)	—	—
				469,646
Industrials 1.51%
TransDigm Group Inc.	24,604	65,522	74,241	1,688,368
Old Dominion Freight Line, Inc.	4,795	171,046	2,024	1,160,007
				2,848,375
Energy 1.00%
Concho Resources Inc.	(4,742)	(84,121)	4,837	1,025,349
Diamondback Energy, Inc.	(15,494)	(425,360)	2,390	766,404
Weatherford International[2]	36	(22,197)	—	95,091
				1,886,844

6	The Growth Fund of America

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 2/29/2020 (000)
Consumer staples 0.16%
Herbalife Nutrition Ltd.[2]	$1,597	$(20,063)	$—	$295,125
Materials 0.07%
Allegheny Technologies Inc.[2]	147	(20,440)	—	127,467
First Quantum Minerals Ltd.[5]	(126,955)	168,696	—	—
Alcoa Corp.[2,5]	(119,489)	98,851	—	—
				127,467
Real estate 0.07%
Redfin Corp.[2]	3,658	53,911	—	130,709
Total common stocks				19,362,491
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 1.63%[4]	(42,872)	28,971	103,008	9,407,110
Total 15.27%	$(332,153)	$2,275,409	$186,500	$28,769,601

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $14,830,222,000, which represented 7.87% of the net assets of the fund. This amount includes $14,522,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 2/29/2020.
[5]	Unaffiliated issuer at 2/29/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

The Growth Fund of America	7

Financial statements

Statement of assets and liabilities	unaudited
at February 29, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $89,278,508)	$158,507,455
Affiliated issuers (cost: $21,894,249)	28,769,601	$187,277,056
Cash		3,123
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Receivables for:
Sales of investments	1,688,393
Sales of fund’s shares	362,893
Dividends and interest	153,146
Other	2,582	2,207,014
		189,487,196
Liabilities:
Payables for:
Purchases of investments	512,633
Repurchases of fund’s shares	523,576
Investment advisory services	43,105
Services provided by related parties	41,898
Trustees’ deferred compensation	5,161
Other	6,323	1,132,696
Net assets at February 29, 2020		$188,354,500

Net assets consist of:
Capital paid in on shares of beneficial interest		$107,769,386
Total distributable earnings		80,585,114
Net assets at February 29, 2020		$188,354,500

See notes to financial statements.

8	The Growth Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,873,961 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$89,301,607	1,826,568		$48.89
Class C	3,919,906	88,044		44.52
Class T	11	—	*	48.84
Class F-1	7,477,935	154,105		48.52
Class F-2	22,717,727	466,034		48.75
Class F-3	6,400,495	130,938		48.88
Class 529-A	8,832,081	182,929		48.28
Class 529-C	948,595	21,241		44.66
Class 529-E	307,765	6,449		47.72
Class 529-T	14	—	*	48.83
Class 529-F-1	484,298	10,066		48.11
Class R-1	330,072	7,282		45.33
Class R-2	1,904,476	41,506		45.88
Class R-2E	203,190	4,248		47.83
Class R-3	4,946,356	103,357		47.86
Class R-4	6,213,674	128,406		48.39
Class R-5E	790,575	16,332		48.41
Class R-5	2,406,539	49,263		48.85
Class R-6	31,169,184	637,193		48.92

*	Amount less than one thousand.

See notes to financial statements.

The Growth Fund of America	9

Statement of operations	unaudited
for the six months ended February 29, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,960; also includes $186,500 from affiliates)	$1,114,047
Interest	2,381	$1,116,428
Fees and expenses*:
Investment advisory services	259,437
Distribution services	190,275
Transfer agent services	78,895
Administrative services	29,389
Reports to shareholders	4,193
Registration statement and prospectus	1,150
Trustees’ compensation	789
Auditing and legal	201
Custodian	2,040
Other	3,610	569,979
Net investment income		546,449

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1):
Unaffiliated issuers	6,202,858
Affiliated issuers	(332,153)
Currency transactions	(397)	5,870,308
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $3,193):
Unaffiliated issuers	3,024,231
Affiliated issuers	2,275,409
Currency translations	(624)	5,299,016
Net realized gain and unrealized appreciation		11,169,324
Net increase in net assets resulting from operations		$11,715,773

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	The Growth Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 29, 2020*	Year ended August 31, 2019
Operations:
Net investment income	$546,449	$1,198,335
Net realized gain	5,870,308	13,058,020
Net unrealized appreciation (depreciation)	5,299,016	(17,239,594)
Net increase (decrease) in net assets resulting from operations	11,715,773	(2,983,239)

Distributions paid to shareholders	(13,686,336)	(18,047,821)

Net capital share transactions	2,810,835	10,199,068

Total increase (decrease) in net assets	840,272	(10,831,992)

Net assets:
Beginning of period	187,514,228	198,346,220
End of period	$188,354,500	$187,514,228

*	Unaudited.

See notes to financial statements.

The Growth Fund of America	11

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	The Growth Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Growth Fund of America	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

14	The Growth Fund of America

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Growth Fund of America	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,124,223	$5,547,778	$—	$43,672,001
Communication services	35,163,969	323,023	—	35,486,992
Health care	29,396,796	785,898	121,234	30,303,928
Consumer discretionary	21,477,913	1,687,813	—	23,165,726
Industrials	11,217,491	2,966,412	—	14,183,903
Financials	12,121,238	1,291,010	—	13,412,248
Energy	5,398,378	—	—	5,398,378
Consumer staples	4,147,343	1,043,011	38,378	5,228,732
Materials	1,952,376	870,273	—	2,822,649
Real estate	2,610,699	—	—	2,610,699
Preferred securities	1,406,446	69,241	86,151	1,561,838
Rights & warrants	8,152	—	—	8,152
Bonds, notes & other debt instruments	—	14,700	—	14,700
Short-term securities	9,407,110	—	—	9,407,110
Total	$172,432,134	$14,599,159	$245,763	$187,277,056

16	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

The Growth Fund of America	17

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	The Growth Fund of America

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,250,467
Undistributed long-term capital gains	12,185,233
Post-October capital loss deferral*	(1,463,421)

*	This deferral is considered incurred in the subsequent year.

As of February 29, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$80,584,868
Gross unrealized depreciation on investments	(4,698,034)
Net unrealized appreciation on investments	75,886,834
Cost of investments	111,390,222

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2020				Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$660,243		$5,690,483	$6,350,726	$497,777		$7,865,736	$8,363,513
Class C	274		276,685	276,959	—		440,173	440,173
Class T	—	*	1	1	—	*	1	1
Class F-1	51,720		484,616	536,336	37,792		709,370	747,162
Class F-2	216,662		1,455,779	1,672,441	170,234		1,954,761	2,124,995
Class F-3	66,210		399,333	465,543	40,800		422,885	463,685
Class 529-A	60,870		566,219	627,089	42,882		780,334	823,216
Class 529-C	—		67,275	67,275	—		109,593	109,593
Class 529-E	1,429		20,155	21,584	858		30,214	31,072
Class 529-T	—	*	1	1	—	*	1	1
Class 529-F-1	4,421		30,494	34,915	3,216		38,094	41,310
Class R-1	—		23,512	23,512	—		37,952	37,952
Class R-2	—		132,392	132,392	—		201,612	201,612
Class R-2E	644		13,483	14,127	337		16,716	17,053
Class R-3	19,458		335,584	355,042	10,897		553,715	564,612
Class R-4	45,216		423,092	468,308	38,055		692,125	730,180
Class R-5E	7,301		50,114	57,415	3,211		35,667	38,878
Class R-5	25,800		164,480	190,280	24,749		276,347	301,096
Class R-6	340,087		2,052,303	2,392,390	265,234		2,746,483	3,011,717
Total	$1,500,335		$12,186,001	$13,686,336	$1,136,042		$16,911,779	$18,047,821

*	Amount less than one thousand.

The Growth Fund of America	19

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 29, 2020, the investment advisory services fee was $259,437,000, which was equivalent to an annualized rate of 0.265% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

20	The Growth Fund of America

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Growth Fund of America	21

For the six months ended February 29, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$112,419	$41,792		$13,770		Not applicable
Class C	20,346	1,883		620		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,655	4,754		1,167		Not applicable
Class F-2	Not applicable	13,143		3,514		Not applicable
Class F-3	Not applicable	155		955		Not applicable
Class 529-A	10,362	3,648		1,355		$2,884
Class 529-C	4,868	411		151		321
Class 529-E	781	79		48		102
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	193		73		155
Class R-1	1,772	179		53		Not applicable
Class R-2	7,533	3,619		301		Not applicable
Class R-2E	633	218		32		Not applicable
Class R-3	13,392	4,101		803		Not applicable
Class R-4	8,514	3,430		1,022		Not applicable
Class R-5E	Not applicable	589		119		Not applicable
Class R-5	Not applicable	626		397		Not applicable
Class R-6	Not applicable	75		5,009		Not applicable
Total class-specific expenses	$190,275	$78,895		$29,389		$3,462

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $789,000 in the fund’s statement of operations reflects $301,000 in current fees (either paid in cash or deferred) and a net increase of $488,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

22	The Growth Fund of America

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $930,446,000 and $1,099,070,000, respectively, which generated $44,868,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2020.

The Growth Fund of America	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2020

Class A	$2,902,879	56,313	$6,260,295	122,463		$(6,195,069)	(120,146)	$2,968,105	58,630
Class C	264,513	5,620	274,287	5,883		(705,707)	(15,131)	(166,907)	(3,628)
Class T	—	—	—	—		—	—	—	—
Class F-1	336,410	6,564	524,059	10,328		(845,768)	(16,573)	14,701	319
Class F-2	2,294,626	44,754	1,617,280	31,749		(3,203,475)	(62,113)	708,431	14,390
Class F-3	956,340	18,453	454,230	8,893		(704,169)	(13,622)	706,401	13,724
Class 529-A	461,120	9,020	626,865	12,418		(719,729)	(14,101)	368,256	7,337
Class 529-C	59,329	1,257	67,256	1,438		(157,117)	(3,320)	(30,532)	(625)
Class 529-E	14,458	287	21,580	432		(30,387)	(603)	5,651	116
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	59,119	1,166	34,903	694		(47,672)	(935)	46,350	925
Class R-1	13,250	277	23,473	495		(62,957)	(1,326)	(26,234)	(554)
Class R-2	180,487	3,718	132,215	2,752		(359,123)	(7,439)	(46,421)	(969)
Class R-2E	19,734	391	14,127	282		(31,588)	(635)	2,273	38
Class R-3	291,547	5,777	354,087	7,071		(1,024,055)	(20,342)	(378,421)	(7,494)
Class R-4	318,520	6,244	464,384	9,178		(1,390,578)	(27,324)	(607,674)	(11,902)
Class R-5E	180,016	3,504	57,414	1,135		(167,271)	(3,243)	70,159	1,396
Class R-5	133,531	2,571	189,630	3,715		(547,680)	(10,629)	(224,519)	(4,343)
Class R-6	2,115,025	41,240	2,391,180	46,785		(5,104,990)	(98,143)	(598,785)	(10,118)
Total net increase (decrease)	$10,600,904	207,156	$13,507,266	265,711		$(21,297,335)	(415,625)	$2,810,835	57,242

24	The Growth Fund of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$5,975,209	121,093	$8,244,822	201,339		$(10,677,016)	(217,484)	$3,543,015	104,948
Class C	660,960	14,547	435,487	11,585		(1,346,720)	(29,788)	(250,273)	(3,656)
Class T	—	—	—	—		—	—	—	—
Class F-1	954,187	19,439	730,867	17,971		(1,633,228)	(33,507)	51,826	3,903
Class F-2	5,660,482	114,175	2,048,400	50,181		(5,225,034)	(107,813)	2,483,848	56,543
Class F-3	2,126,710	43,433	451,237	11,030		(1,007,018)	(20,633)	1,570,929	33,830
Class 529-A	875,435	17,939	822,879	20,328		(1,284,138)	(26,292)	414,176	11,975
Class 529-C	118,079	2,589	109,525	2,904		(336,375)	(7,420)	(108,771)	(1,927)
Class 529-E	26,466	546	31,040	775		(65,287)	(1,357)	(7,781)	(36)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	133,942	2,684	41,305	1,024		(71,109)	(1,465)	104,138	2,243
Class R-1	31,951	688	37,896	991		(109,021)	(2,338)	(39,174)	(659)
Class R-2	371,598	7,968	201,369	5,208		(648,226)	(13,938)	(75,259)	(762)
Class R-2E	58,828	1,220	17,053	424		(38,434)	(797)	37,447	847
Class R-3	691,593	14,250	563,121	14,022		(1,914,275)	(39,422)	(659,561)	(11,150)
Class R-4	812,466	16,565	729,690	17,995		(2,165,377)	(44,663)	(623,221)	(10,103)
Class R-5E	538,766	11,795	38,877	959		(147,400)	(3,104)	430,243	9,650
Class R-5	359,314	7,220	300,111	7,339		(1,067,196)	(21,829)	(407,771)	(7,270)
Class R-6	5,136,743	104,692	3,009,806	73,517		(4,411,293)	(90,108)	3,735,256	88,101
Total net increase (decrease)	$24,532,729	500,843	$17,813,486	437,592		$(32,147,147)	(661,958)	$10,199,068	276,477

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,366,544,000 and $27,836,422,000, respectively, during the six months ended February 29, 2020.

The Growth Fund of America	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/29/2020[4,5]	$49.39	$.13	$3.03	$3.16
8/31/2019	56.31	.30	(2.09)	(1.79)
8/31/2018	48.81	.28	10.70	10.98
8/31/2017	43.47	.29	7.83	8.12
8/31/2016	43.31	.24	3.58	3.82
8/31/2015	46.70	.23	.61	.84
Class C:
2/29/2020[4,5]	45.09	(.06)	2.77	2.71
8/31/2019	51.96	(.08)	(1.97)	(2.05)
8/31/2018	45.39	(.13)	9.93	9.80
8/31/2017	40.69	(.07)	7.30	7.23
8/31/2016	40.80	(.09)	3.37	3.28
8/31/2015	44.41	(.12)	.57	.45
Class T:
2/29/2020[4,5]	49.39	.19	3.04	3.23
8/31/2019	56.34	.41	(2.12)	(1.71)
8/31/2018	48.84	.38	10.72	11.10
8/31/2017[4,11]	45.38	.18	3.28	3.46
Class F-1:
2/29/2020[4,5]	49.02	.12	3.01	3.13
8/31/2019	55.92	.27	(2.09)	(1.82)
8/31/2018	48.47	.24	10.64	10.88
8/31/2017	43.20	.26	7.77	8.03
8/31/2016	43.05	.22	3.57	3.79
8/31/2015	46.40	.20	.61	.81
Class F-2:
2/29/2020[4,5]	49.30	.19	3.03	3.22
8/31/2019	56.25	.40	(2.11)	(1.71)
8/31/2018	48.76	.39	10.69	11.08
8/31/2017	43.45	.38	7.81	8.19
8/31/2016	43.29	.33	3.59	3.92
8/31/2015	46.71	.33	.60	.93
Class F-3:
2/29/2020[4,5]	49.45	.21	3.04	3.25
8/31/2019	56.41	.46	(2.13)	(1.67)
8/31/2018	48.90	.44	10.71	11.15
8/31/2017[4,12]	44.36	.30	4.24	4.54

26	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

$(.38)	$(3.28)	$(3.66)	$48.89	6.07%[6]		$89,302		.64%[7]		.50%[7]
(.31)	(4.82)	(5.13)	49.39	(1.31)		87,316		.63		.61
(.25)	(3.23)	(3.48)	56.31	23.49		93,649		.62		.53
(.25)	(2.53)	(2.78)	48.81	19.60		81,221		.64		.64
(.27)	(3.39)	(3.66)	43.47	9.31		74,847		.66		.57
(.17)	(4.06)	(4.23)	43.31	2.12		72,321		.65		.51

—8	(3.28)	(3.28)	44.52	5.68	[6]	3,920		1.38	[7]	(.24)[7]
—	(4.82)	(4.82)	45.09	(2.09)		4,134		1.41		(.17)
—	(3.23)	(3.23)	51.96	22.54		4,953		1.42		(.28)
—	(2.53)	(2.53)	45.39	18.63		4,745		1.44		(.17)
—	(3.39)	(3.39)	40.69	8.47		5,009		1.46		(.23)
—	(4.06)	(4.06)	40.80	1.29		5,480		1.45		(.29)

(.50)	(3.28)	(3.78)	48.84	6.20	[6,9]	—	[10]	.40	[7,9]	.74	[7,9]
(.42)	(4.82)	(5.24)	49.39	(1.11)[9]		—	[10]	.41	[9]	.83	[9]
(.37)	(3.23)	(3.60)	56.34	23.76	[9]	—	[10]	.42	[9]	.73	[9]
—	—	—	48.84	7.62	[6,9]	—	[10]	.18	[6,9]	.38	[6,9]

(.35)	(3.28)	(3.63)	48.52	6.08	[6]	7,478		.67	[7]	.47	[7]
(.26)	(4.82)	(5.08)	49.02	(1.40)		7,539		.69		.54
(.20)	(3.23)	(3.43)	55.92	23.43		8,381		.69		.45
(.23)	(2.53)	(2.76)	48.47	19.50		8,574		.70		.57
(.25)	(3.39)	(3.64)	43.20	9.28		8,494		.71		.52
(.10)	(4.06)	(4.16)	43.05	2.07		8,273		.70		.46

(.49)	(3.28)	(3.77)	48.75	6.19	[6]	22,718		.42	[7]	.72	[7]
(.42)	(4.82)	(5.24)	49.30	(1.10)		22,265		.42		.81
(.36)	(3.23)	(3.59)	56.25	23.76		22,226		.42		.74
(.35)	(2.53)	(2.88)	48.76	19.83		16,049		.43		.84
(.37)	(3.39)	(3.76)	43.45	9.57		12,100		.44		.79
(.29)	(4.06)	(4.35)	43.29	2.35		10,723		.43		.73

(.54)	(3.28)	(3.82)	48.88	6.24	[6]	6,400		.31	[7]	.83	[7]
(.47)	(4.82)	(5.29)	49.45	(1.01)		5,796		.32		.92
(.41)	(3.23)	(3.64)	56.41	23.86		4,704		.33		.84
—	—	—	48.90	10.24	[6]	2,687		.34	[7]	1.08	[7]

See end of table for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/29/2020[4,5]	$48.80	$.12	$2.99	$3.11
8/31/2019	55.70	.26	(2.07)	(1.81)
8/31/2018	48.33	.24	10.59	10.83
8/31/2017	43.08	.25	7.75	8.00
8/31/2016	42.95	.20	3.56	3.76
8/31/2015	46.35	.19	.61	.80
Class 529-C:
2/29/2020[4,5]	45.23	(.07)	2.78	2.71
8/31/2019	52.11	(.10)	(1.96)	(2.06)
8/31/2018	45.54	(.16)	9.96	9.80
8/31/2017	40.83	(.09)	7.33	7.24
8/31/2016	40.96	(.11)	3.37	3.26
8/31/2015	44.58	(.15)	.59	.44
Class 529-E:
2/29/2020[4,5]	48.22	.06	2.95	3.01
8/31/2019	55.07	.15	(2.04)	(1.89)
8/31/2018	47.81	.11	10.48	10.59
8/31/2017	42.65	.14	7.67	7.81
8/31/2016	42.54	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
Class 529-T:
2/29/2020[4,5]	49.38	.18	3.03	3.21
8/31/2019	56.32	.39	(2.12)	(1.73)
8/31/2018	48.83	.35	10.72	11.07
8/31/2017[4,11]	45.38	.17	3.28	3.45
Class 529-F-1:
2/29/2020[4,5]	48.69	.17	3.00	3.17
8/31/2019	55.65	.38	(2.12)	(1.74)
8/31/2018	48.28	.35	10.58	10.93
8/31/2017	43.04	.35	7.74	8.09
8/31/2016	42.92	.29	3.55	3.84
8/31/2015	46.33	.29	.59	.88
Class R-1:
2/29/2020[4,5]	45.86	(.06)	2.81	2.75
8/31/2019	52.74	(.09)	(1.97)	(2.06)
8/31/2018	46.04	(.14)	10.07	9.93
8/31/2017	41.23	(.07)	7.41	7.34
8/31/2016	41.29	(.08)	3.41	3.33
8/31/2015	44.88	(.11)	.58	.47

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

$(.35)	$(3.28)	$(3.63)	$48.28	6.04%[6]		$8,832		.68%[7]		.46%[7]
(.27)	(4.82)	(5.09)	48.80	(1.38)		8,569		.70		.54
(.23)	(3.23)	(3.46)	55.70	23.41		9,114		.70		.46
(.22)	(2.53)	(2.75)	48.33	19.50		7,233		.71		.57
(.24)	(3.39)	(3.63)	43.08	9.23		6,229		.74		.48
(.14)	(4.06)	(4.20)	42.95	2.04		5,849		.73		.43

—	(3.28)	(3.28)	44.66	5.65	[6]	949		1.42	[7]	(.28)[7]
—	(4.82)	(4.82)	45.23	(2.11)		989		1.45		(.21)
—	(3.23)	(3.23)	52.11	22.46		1,240		1.46		(.34)
—	(2.53)	(2.53)	45.54	18.59		1,625		1.48		(.21)
—	(3.39)	(3.39)	40.83	8.39		1,469		1.52		(.29)
—	(4.06)	(4.06)	40.96	1.27		1,421		1.51		(.35)

(.23)	(3.28)	(3.51)	47.72	5.94	[6]	308		.91	[7]	.23 [7]
(.14)	(4.82)	(4.96)	48.22	(1.60)		305		.93		.30
(.10)	(3.23)	(3.33)	55.07	23.11		351		.94		.21
(.12)	(2.53)	(2.65)	47.81	19.20		307		.95		.32
(.13)	(3.39)	(3.52)	42.65	8.99		272		.98		.25
(.02)	(4.06)	(4.08)	42.54	1.79		260		.98		.18

(.48)	(3.28)	(3.76)	48.83	6.17	[6,9]	—	[10]	.44	[7,9]	.70 [7,9]
(.39)	(4.82)	(5.21)	49.38	(1.15)[9]		—	[10]	.45	[9]	.79 [9]
(.35)	(3.23)	(3.58)	56.32	23.70	[9]	—	[10]	.47	[9]	.68 [9]
—	—	—	48.83	7.60	[6,9]	—	[10]	.20	[6,9]	.37 [6,9]

(.47)	(3.28)	(3.75)	48.11	6.17	[6]	484		.45	[7]	.69 [7]
(.40)	(4.82)	(5.22)	48.69	(1.18)		445		.47		.77
(.33)	(3.23)	(3.56)	55.65	23.69		384		.47		.68
(.32)	(2.53)	(2.85)	48.28	19.76		291		.49		.79
(.33)	(3.39)	(3.72)	43.04	9.46		231		.52		.70
(.23)	(4.06)	(4.29)	42.92	2.26		211		.51		.65

—	(3.28)	(3.28)	45.33	5.66	[6]	330		1.40	[7]	(.26)[7]
—	(4.82)	(4.82)	45.86	(2.08)		359		1.42		(.19)
—	(3.23)	(3.23)	52.74	22.50		448		1.42		(.28)
—	(2.53)	(2.53)	46.04	18.65		419		1.43		(.16)
—	(3.39)	(3.39)	41.23	8.49		438		1.43		(.20)
—	(4.06)	(4.06)	41.29	1.33		483		1.42		(.27)

See end of table for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/29/2020[4,5]	$46.39	$(.07)	$2.84	$2.77
8/31/2019	53.29	(.09)	(1.99)	(2.08)
8/31/2018	46.47	(.13)	10.18	10.05
8/31/2017	41.60	(.07)	7.47	7.40
8/31/2016	41.62	(.07)	3.44	3.37
8/31/2015	45.17	(.08)	.59	.51
Class R-2E:
2/29/2020[4,5]	48.30	.01	2.96	2.97
8/31/2019	55.21	.06	(2.05)	(1.99)
8/31/2018	48.00	.02	10.52	10.54
8/31/2017	42.92	.08	7.70	7.78
8/31/2016	43.09	.07	3.55	3.62
8/31/2015	46.70	.10	.65	.75
Class R-3:
2/29/2020[4,5]	48.32	.05	2.96	3.01
8/31/2019	55.14	.13	(2.03)	(1.90)
8/31/2018	47.86	.09	10.49	10.58
8/31/2017	42.68	.13	7.68	7.81
8/31/2016	42.55	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
Class R-4:
2/29/2020[4,5]	48.89	.12	3.01	3.13
8/31/2019	55.79	.28	(2.09)	(1.81)
8/31/2018	48.38	.24	10.63	10.87
8/31/2017	43.13	.27	7.76	8.03
8/31/2016	42.99	.22	3.56	3.78
8/31/2015	46.38	.22	.60	.82
Class R-5E:
2/29/2020[4,5]	48.97	.18	3.02	3.20
8/31/2019	55.97	.39	(2.14)	(1.75)
8/31/2018	48.55	.42	10.59	11.01
8/31/2017	43.34	.38	7.77	8.15
8/31/2016[4,13]	45.73	.22	1.21	1.43
Class R-5:
2/29/2020[4,5]	49.40	.20	3.04	3.24
8/31/2019	56.35	.43	(2.13)	(1.70)
8/31/2018	48.84	.40	10.72	11.12
8/31/2017	43.50	.41	7.82	8.23
8/31/2016	43.33	.35	3.60	3.95
8/31/2015	46.73	.35	.60	.95

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

$—	$(3.28)	$(3.28)	$45.88	5.66%[6]		$1,904		1.41%[7]		(.27)%[7]
—	(4.82)	(4.82)	46.39	(2.10)		1,970		1.42		(.18)
—	(3.23)	(3.23)	53.29	22.55		2,304		1.41		(.27)
—	(2.53)	(2.53)	46.47	18.63		2,153		1.42		(.15)
—	(3.39)	(3.39)	41.60	8.53		2,137		1.40		(.18)
—	(4.06)	(4.06)	41.62	1.42		2,246		1.35		(.19)

(.16)	(3.28)	(3.44)	47.83	5.82	[6]	203		1.11	[7]	.037
(.10)	(4.82)	(4.92)	48.30	(1.81)		203		1.12		.12
(.10)	(3.23)	(3.33)	55.21	22.90		185		1.12		.04
(.17)	(2.53)	(2.70)	48.00	19.02		108		1.12		.18
(.40)	(3.39)	(3.79)	42.92	8.89		34		1.11		.17
(.30)	(4.06)	(4.36)	43.09	1.92	[9]	—	[10]	.96	[9]	.22	[9]

(.19)	(3.28)	(3.47)	47.86	5.90	[6]	4,946		.96	[7]	.18	[7]
(.10)	(4.82)	(4.92)	48.32	(1.64)		5,356		.97		.26
(.07)	(3.23)	(3.30)	55.14	23.06		6,728		.97		.17
(.10)	(2.53)	(2.63)	47.86	19.18		6,518		.98		.30
(.11)	(3.39)	(3.50)	42.68	8.99		6,507		.98		.24
(.01)	(4.06)	(4.07)	42.55	1.79		7,226		.97		.19

(.35)	(3.28)	(3.63)	48.39	6.07	[6]	6,214		.65	[7]	.49	[7]
(.27)	(4.82)	(5.09)	48.89	(1.38)		6,860		.67		.56
(.23)	(3.23)	(3.46)	55.79	23.46		8,391		.67		.47
(.25)	(2.53)	(2.78)	48.38	19.54		8,123		.68		.59
(.25)	(3.39)	(3.64)	43.13	9.29		7,762		.68		.54
(.15)	(4.06)	(4.21)	42.99	2.11		7,149		.67		.48

(.48)	(3.28)	(3.76)	48.41	6.19	[6]	791		.45	[7]	.69	[7]
(.43)	(4.82)	(5.25)	48.97	(1.17)		732		.46		.80
(.36)	(3.23)	(3.59)	55.97	23.72		296		.45		.79
(.41)	(2.53)	(2.94)	48.55	19.78		31		.47		.83
(.43)	(3.39)	(3.82)	43.34	3.60	[6]	—	[10]	.56	[7]	.70	[7]

(.51)	(3.28)	(3.79)	48.85	6.23	[6]	2,407		.35	[7]	.79	[7]
(.43)	(4.82)	(5.25)	49.40	(1.08)		2,648		.37		.86
(.38)	(3.23)	(3.61)	56.35	23.81		3,430		.37		.77
(.36)	(2.53)	(2.89)	48.84	19.90		3,665		.38		.90
(.39)	(3.39)	(3.78)	43.50	9.64		3,551		.39		.84
(.29)	(4.06)	(4.35)	43.33	2.40		4,982		.38		.78

See end of table for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/29/2020[4,5]	$49.48	$.21	$3.05	$3.26
8/31/2019	56.44	.46	(2.13)	(1.67)
8/31/2018	48.91	.44	10.72	11.16
8/31/2017	43.57	.43	7.83	8.26
8/31/2016	43.40	.37	3.60	3.97
8/31/2015	46.80	.37	.61	.98

	Six months ended February 29,	Year ended August 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[14]	11%	36%	28%	25%	31%	29%

See notes to financial statements.

32	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

$(.54)	$(3.28)	$(3.82)	$48.92	6.25%[6]	$31,169	.30%[7]	.84%[7]
(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028	.32	.92
(.40)	(3.23)	(3.63)	56.44	23.88	31,562	.32	.83
(.39)	(2.53)	(2.92)	48.91	19.95	22,661	.33	.95
(.41)	(3.39)	(3.80)	43.57	9.68	16,299	.33	.89
(.32)	(4.06)	(4.38)	43.40	2.45	13,594	.33	.83

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

The Growth Fund of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2019, through February 29, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The Growth Fund of America

	Beginning account value 9/1/2019	Ending account value 2/29/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,060.67	$3.28	.64%
Class A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class C – actual return	1,000.00	1,056.82	7.06	1.38
Class C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class T – actual return	1,000.00	1,061.98	2.05	.40
Class T – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class F-1 – actual return	1,000.00	1,060.77	3.43	.67
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 – actual return	1,000.00	1,061.87	2.15	.42
Class F-2 – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class F-3 – actual return	1,000.00	1,062.36	1.59	.31
Class F-3 – assumed 5% return	1,000.00	1,023.32	1.56	.31
Class 529-A – actual return	1,000.00	1,060.42	3.48	.68
Class 529-A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-C – actual return	1,000.00	1,056.52	7.26	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class 529-E – actual return	1,000.00	1,059.37	4.66	.91
Class 529-E – assumed 5% return	1,000.00	1,020.34	4.57	.91
Class 529-T – actual return	1,000.00	1,061.73	2.26	.44
Class 529-T – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,061.69	2.31	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-1 – actual return	1,000.00	1,056.64	7.16	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 – actual return	1,000.00	1,056.62	7.21	1.41
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2E – actual return	1,000.00	1,058.19	5.68	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.57	1.11
Class R-3 – actual return	1,000.00	1,059.00	4.91	.96
Class R-3 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 – actual return	1,000.00	1,060.66	3.33	.65
Class R-4 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5E – actual return	1,000.00	1,061.92	2.31	.45
Class R-5E – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-5 – actual return	1,000.00	1,062.29	1.79	.35
Class R-5 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 – actual return	1,000.00	1,062.54	1.54	.30
Class R-6 – assumed 5% return	1,000.00	1,023.37	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

The Growth Fund of America	35

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

36	The Growth Fund of America

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The Growth Fund of America	37

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The Growth Fund of America	39

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40	The Growth Fund of America

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The Growth Fund of America	41

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The Growth Fund of America	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

A complete February 29, 2020, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction.
A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®

Investment portfolio
February 29, 2020
unaudited
Common stocks 93.59% Information technology 23.19%	Shares	Value (000)
Microsoft Corp.	59,958,200	$9,713,828
Broadcom Inc.	12,231,558	3,334,567
ASML Holding NV1	6,881,771	1,905,994
ASML Holding NV (New York registered)	3,989,337	1,103,890
Mastercard Inc., Class A	9,807,795	2,846,712
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	211,394,000	2,167,476
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,799,922	527,628
Autodesk, Inc.[2]	9,910,054	1,891,631
Visa Inc., Class A	7,978,231	1,450,123
ServiceNow, Inc.[2]	4,306,154	1,404,194
PayPal Holdings, Inc.[2]	12,236,696	1,321,441
Fiserv, Inc.[2]	11,576,108	1,265,963
RingCentral, Inc., Class A2	4,485,141	1,057,372
Samsung Electronics Co., Ltd.[1]	20,821,006	941,943
Applied Materials, Inc.	15,881,071	923,008
FleetCor Technologies, Inc.[2]	3,448,377	916,544
Intel Corp.	12,664,133	703,113
MongoDB, Inc., Class A2	4,601,877	701,786
Fidelity National Information Services, Inc.	4,518,630	631,343
Shopify Inc., Class A, subordinate voting shares[2]	1,321,410	612,222
Square, Inc., Class A2	6,412,645	534,366
Atlassian Corp. PLC, Class A2	3,626,765	525,736
Micron Technology, Inc.[2]	9,525,586	500,665
Workday, Inc., Class A2	2,743,304	475,277
Advanced Micro Devices, Inc.[2]	10,008,686	455,195
Keyence Corp.[1]	1,218,900	393,246
Adobe Inc.[2]	1,088,151	375,543
DocuSign, Inc.[2]	3,662,241	316,088
Guidewire Software, Inc.[2]	2,689,722	294,820
NetApp, Inc.	5,277,562	246,568
salesforce.com, inc.[2]	1,422,990	242,477
Analog Devices, Inc.	2,150,451	234,507
Paycom Software, Inc.[2]	814,752	230,290
Trimble Inc.[2]	5,758,985	227,365
Alteryx, Inc., Class A2	1,564,042	218,372
Tyler Technologies, Inc.[2]	694,934	217,758
Accenture PLC, Class A	1,109,219	200,314
Jack Henry & Associates, Inc.	1,277,587	193,861
Global Payments Inc.	1,028,995	189,304
Apple Inc.	606,560	165,809
SS&C Technologies Holdings, Inc.	2,647,561	146,940
Hexagon AB, Class B1	2,584,916	139,119
Elastic NV, non-registered shares[2]	1,787,871	132,052
Ceridian HCM Holding Inc.[2]	1,784,094	126,189
NortonLifeLock Inc.	6,462,290	122,977
Qorvo, Inc.[2]	1,207,500	121,450
ON Semiconductor Corp.[2]	5,828,449	108,759
The Growth Fund of America — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
VMware, Inc., Class A2	894,694	$107,829
Amphenol Corp., Class A	1,168,183	107,099
HubSpot, Inc.[2]	589,759	105,832
TE Connectivity Ltd.	1,230,650	101,984
Nice Ltd. (ADR)[2]	600,500	98,380
Zoom Video Communications, Inc., Class A2	749,666	78,715
Dell Technologies Inc., Class C2	1,920,517	77,704
Lam Research Corp.	233,057	68,386
EPAM Systems, Inc.[2]	285,064	63,626
CDK Global, Inc.	1,201,940	55,313
Slack Technologies, Inc., Class A2	1,785,366	48,241
LiveRamp Holdings, Inc.[2]	1,341,462	47,541
Texas Instruments Inc.	364,970	41,658
QUALCOMM Inc.	387,737	30,360
Smartsheet Inc., Class A2	574,559	26,602
Zendesk, Inc.[2]	329,400	26,125
Paylocity Holding Corp.[2]	168,379	21,808
Datadog, Inc., Class A2	198,742	8,973
		43,672,001
Communication services 18.84%
Facebook, Inc., Class A2	54,479,980	10,485,762
Netflix, Inc.[2,3]	28,351,473	10,462,544
Alphabet Inc., Class C2	3,304,264	4,425,500
Alphabet Inc., Class A2	2,063,785	2,763,924
Charter Communications, Inc., Class A2	5,824,340	2,872,390
Activision Blizzard, Inc.	27,840,195	1,618,351
T-Mobile US, Inc.[2]	11,209,586	1,010,656
Comcast Corp., Class A	15,944,210	644,625
Fox Corp., Class A	6,959,388	213,932
SoftBank Group Corp.[1]	4,434,100	204,281
Snap Inc., Class A2	9,146,624	129,608
Nintendo Co., Ltd.[1]	348,000	118,742
Zillow Group, Inc., Class A2	1,025,264	57,076
Zillow Group, Inc., Class C, nonvoting shares[2]	955,000	53,299
ViacomCBS Inc., Class B	3,757,220	92,465
Pinterest, Inc., Class A2	4,410,375	86,002
Altice USA, Inc., Class A2	3,018,150	78,049
New York Times Co., Class A	1,411,890	52,889
Spotify Technology SA2	328,086	44,987
Iridium Communications Inc.[2]	1,271,000	34,406
Liberty Broadband Corp., Class C, nonvoting[2]	170,000	21,401
GCI Liberty, Inc., Class A2	233,000	16,103
		35,486,992
Health care 16.09%
UnitedHealth Group Inc.	21,547,879	5,493,847
Abbott Laboratories	30,341,553	2,337,210
Thermo Fisher Scientific Inc.	6,728,980	1,956,787
Vertex Pharmaceuticals Inc.[2]	8,211,467	1,839,615
Humana Inc.	5,726,616	1,830,685
Regeneron Pharmaceuticals, Inc.[2]	3,317,475	1,474,850
Seattle Genetics, Inc.[2,3]	8,952,955	1,019,383
Boston Scientific Corp.[2]	23,633,469	883,655
BioMarin Pharmaceutical Inc.[2,3]	9,085,429	821,050
The Growth Fund of America — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Centene Corp.[2]	15,427,562	$817,969
Cigna Corp.	4,448,176	813,749
Amgen Inc.	3,779,154	754,810
Edwards Lifesciences Corp.[2]	3,622,495	742,032
Intuitive Surgical, Inc.[2]	1,181,884	631,079
Illumina, Inc.[2]	2,065,609	548,770
Teva Pharmaceutical Industries Ltd. (ADR)[2]	47,314,721	545,539
Insulet Corp.[2]	2,771,393	526,482
Eli Lilly and Co.	3,319,033	418,630
Gilead Sciences, Inc.	5,959,946	413,382
Neurocrine Biosciences, Inc.[2]	4,161,768	394,119
DexCom, Inc.[2]	1,378,845	380,561
ResMed Inc.	1,998,338	317,656
Bluebird Bio, Inc.[2,3]	4,281,233	309,662
Daiichi Sankyo Co., Ltd.[1]	5,045,500	307,136
Sarepta Therapeutics, Inc.[2]	2,625,631	300,556
Allakos Inc.[2,3]	4,614,474	287,620
AbbVie Inc.	3,296,106	282,509
Ultragenyx Pharmaceutical Inc.[2,3]	4,896,017	274,569
Zoetis Inc., Class A	2,029,557	270,398
Stryker Corp.	1,339,772	255,347
Mettler-Toledo International Inc.[2]	298,260	209,289
Allogene Therapeutics, Inc.[2,3]	7,483,492	202,054
Zimmer Biomet Holdings, Inc.	1,410,358	192,020
CVS Health Corp.	3,085,349	182,591
Novo Nordisk A/S, Class B1	3,066,539	182,255
Anthem, Inc.	700,968	180,212
NovoCure Ltd.[2]	2,266,817	164,911
Biohaven Pharmaceutical Holding Co. Ltd.[2,3]	3,560,770	157,244
PerkinElmer, Inc.	1,747,801	151,080
Pfizer Inc.	3,585,012	119,811
Danaher Corp.	744,754	107,677
Incyte Corp.[2]	1,333,366	100,549
Molina Healthcare, Inc.[2]	809,774	99,238
Sage Therapeutics, Inc.[2]	2,011,259	94,529
Galapagos NV1,2	427,146	89,557
Roche Holding AG, nonvoting, non-registered shares[1]	274,399	89,439
Verily Life Sciences LLC[1,2,4,5]	673,374	87,148
Baxter International Inc.	996,837	83,206
Madrigal Pharmaceuticals, Inc.[2,3]	814,651	70,199
Align Technology, Inc.[2]	302,500	66,051
Cortexyme, Inc.[1,2,5]	1,281,353	61,813
Cortexyme, Inc.[2]	24,400	1,226
PPD, Inc.[2]	2,045,400	57,026
AstraZeneca PLC[1]	636,287	55,698
Integra LifeSciences Holdings Corp.[2]	1,041,920	54,284
GW Pharmaceuticals PLC (ADR)[2]	384,854	39,374
Teladoc Health, Inc.[2]	315,000	39,362
BeiGene, Ltd. (ADR)[2]	239,332	37,898
Acerta Pharma BV1,2,4,5	273,779,325	34,086
Alnylam Pharmaceuticals, Inc.[2]	213,500	25,120
Adaptive Biotechnologies Corp.[2]	351,000	9,863
CRISPR Therapeutics AG2	177,000	9,461
		30,303,928
The Growth Fund of America — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary 12.30%	Shares	Value (000)
Amazon.com, Inc.[2]	4,150,356	$7,818,233
Tesla, Inc.[2]	5,080,353	3,393,625
Alibaba Group Holding Ltd. (ADR)[2]	6,636,274	1,380,345
Alibaba Group Holding Ltd.[1,2]	15,940,936	414,799
Home Depot, Inc.	6,232,055	1,357,591
NIKE, Inc., Class B	10,811,907	966,368
Marriott International, Inc., Class A	6,515,695	807,946
Hilton Worldwide Holdings Inc.	6,717,515	652,942
Chipotle Mexican Grill, Inc.[2]	669,791	518,137
Booking Holdings Inc.[2]	276,156	468,267
Ross Stores, Inc.	3,448,577	375,136
D.R. Horton, Inc.	6,631,303	353,250
LVMH Moët Hennessy-Louis Vuitton SE1	752,574	310,496
Mattel, Inc.[2,3]	22,947,531	270,551
General Motors Co.	8,391,034	255,927
Burlington Stores, Inc.[2]	1,158,414	250,519
Bright Horizons Family Solutions Inc.[2]	1,573,816	247,325
Hermès International[1]	324,109	229,336
Norwegian Cruise Line Holdings Ltd.[2]	6,066,553	226,040
Grand Canyon Education, Inc.[2,3]	2,467,706	199,095
Flutter Entertainment PLC (EUR denominated)[1]	1,551,172	164,774
Flutter Entertainment PLC (GBP denominated)[1]	185,019	19,745
ServiceMaster Global Holdings, Inc.[2]	4,993,302	178,610
Domino’s Pizza, Inc.	497,099	168,745
Vail Resorts, Inc.	745,649	158,532
Peloton Interactive, Inc., Class A2	5,904,700	157,596
Lennar Corp., Class A	2,601,349	156,965
Toll Brothers, Inc.	4,025,633	149,069
EssilorLuxottica[1]	1,024,633	141,227
Sony Corp.[1]	2,267,900	140,345
Dollar General Corp.	913,049	137,231
Restaurant Brands International Inc.	2,227,005	130,280
Floor & Decor Holdings, Inc., Class A2	2,521,027	128,698
Industria de Diseño Textil, SA1	3,393,662	105,623
Five Below, Inc.[2]	1,035,000	100,343
MGM Resorts International	4,036,594	99,139
Wynn Resorts, Ltd.	807,962	87,244
Royal Caribbean Cruises Ltd.	1,029,990	82,822
Aramark	2,307,000	80,145
Naspers Ltd., Class N1	304,345	48,137
Las Vegas Sands Corp.	795,358	46,377
YUM! Brands, Inc.	480,198	42,858
Prosus NV1,2	532,891	37,780
Valeo SA, non-registered shares[1]	1,279,192	33,073
Evolution Gaming Group AB1	660,419	24,192
Wayfair Inc., Class A2	305,219	19,293
Volkswagen AG1	108,884	18,286
Levi Strauss & Co., Class A	745,649	12,669
		23,165,726
Industrials 7.53%
TransDigm Group Inc.[3]	3,026,779	1,688,368
CSX Corp.	23,214,660	1,635,473
Airbus SE, non-registered shares[1]	10,087,383	1,232,923
Boeing Co.	4,309,406	1,185,561
The Growth Fund of America — Page 4 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Old Dominion Freight Line, Inc.[3]	5,985,590	$1,160,007
Northrop Grumman Corp.	2,438,264	801,799
Safran SA1	5,304,136	736,877
Union Pacific Corp.	3,194,949	510,585
Honeywell International Inc.	2,885,106	467,878
General Dynamics Corp.	2,792,701	445,966
Lockheed Martin Corp.	1,081,688	400,084
L3Harris Technologies, Inc.	1,821,271	360,120
Equifax Inc.	2,167,351	307,851
Rolls-Royce Holdings PLC[1,2]	36,398,039	293,394
Waste Management, Inc.	2,432,451	269,540
Fortive Corp.	3,705,538	256,275
Uber Technologies, Inc.[2]	7,109,211	240,789
MTU Aero Engines AG1	921,387	225,172
IDEX Corp.	1,391,877	205,998
Nidec Corp.[1]	1,739,800	204,859
Delta Air Lines, Inc.	4,259,145	196,474
Parker-Hannifin Corp.	1,030,835	190,467
Norfolk Southern Corp.	831,150	151,560
BWX Technologies, Inc.	2,654,821	145,590
HEICO Corp.	750,400	80,930
HEICO Corp., Class A	447,421	39,521
Deere & Co.	683,669	106,981
Waste Connections, Inc.	1,062,798	102,549
Westinghouse Air Brake Technologies Corp.	1,458,409	100,193
Recruit Holdings Co., Ltd.[1]	2,430,000	84,379
International Consolidated Airlines Group, SA (CDI)[1]	12,676,029	79,290
ASGN Inc.[2]	1,370,970	69,522
Epiroc AB, Class B1	4,340,674	48,657
Epiroc AB, Class A1	646,917	7,483
Harmonic Drive Systems Inc.[1]	1,277,600	53,378
Armstrong World Industries, Inc.	481,789	48,251
Generac Holdings Inc.[2]	346,700	35,707
Allegion PLC	116,986	13,452
		14,183,903
Financials 7.12%
Berkshire Hathaway Inc., Class A2	5,598	1,730,319
Berkshire Hathaway Inc., Class B2	2,986,190	616,171
JPMorgan Chase & Co.	9,977,766	1,158,518
CME Group Inc., Class A	5,391,285	1,071,895
First Republic Bank	7,101,583	714,206
Intercontinental Exchange, Inc.	6,480,962	578,232
PNC Financial Services Group, Inc.	4,545,279	574,523
HDFC Bank Ltd.[1]	18,786,816	308,983
HDFC Bank Ltd. (ADR)	3,205,295	175,810
AIA Group Ltd.[1]	49,108,488	474,953
American International Group, Inc.	10,499,887	442,675
Capital One Financial Corp.	4,998,050	441,128
Arch Capital Group Ltd.[2]	10,609,843	428,956
Bank of America Corp.	14,878,178	424,028
SVB Financial Group[2]	1,654,970	344,499
Fannie Mae[2]	127,225,509	329,514
Goldman Sachs Group, Inc.	1,572,595	315,730
Legal & General Group PLC[1]	88,505,121	298,492
The Growth Fund of America — Page 5 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	2,551,522	$266,787
Wells Fargo & Co.	5,826,003	237,992
BlackRock, Inc.	497,100	230,162
Onex Corp.	3,918,339	219,993
Federal Home Loan Mortgage Corp.[2]	91,396,254	219,351
S&P Global Inc.	787,999	209,537
London Stock Exchange Group PLC[1]	2,132,413	208,582
Morgan Stanley	4,469,915	201,280
Discover Financial Services	2,861,303	187,644
Chubb Ltd.	1,292,458	187,445
Moody’s Corp.	572,450	137,405
MSCI Inc.	451,196	133,301
Progressive Corp.	1,705,000	124,738
The Blackstone Group Inc., Class A	1,658,516	89,295
Royal Bank of Canada	811,042	60,315
Ares Management Corp., Class A	1,616,865	55,927
State Street Corp.	785,417	53,495
KKR & Co. Inc., Class A	1,643,300	46,998
Aon PLC, Class A	215,000	44,720
Bank of New York Mellon Corp.	1,025,019	40,898
East West Bancorp, Inc.	366,099	14,183
Fifth Third Bancorp	556,055	13,568
		13,412,248
Energy 2.87%
EOG Resources, Inc.	25,647,345	1,622,451
Concho Resources Inc.[3]	15,074,221	1,025,349
Diamondback Energy, Inc.[3]	12,361,358	766,404
Suncor Energy Inc.	9,283,421	255,834
Chevron Corp.	2,684,336	250,556
Baker Hughes Co., Class A	13,071,983	210,328
Canadian Natural Resources, Ltd. (CAD denominated)	5,181,599	133,376
Canadian Natural Resources, Ltd.	1,888,976	48,736
Pioneer Natural Resources Co.	1,386,238	170,202
Noble Energy, Inc.	10,287,683	162,854
ConocoPhillips	2,915,239	141,156
Hess Corp.	2,289,435	128,621
Weatherford International[2,3]	4,549,788	95,091
Cimarex Energy Co.	2,641,465	87,300
Murphy Oil Corp.	4,448,540	83,855
Parsley Energy, Inc., Class A	4,466,928	59,857
Viper Energy Partners LP	2,541,116	45,308
Schlumberger Ltd.	1,661,206	45,002
Cenovus Energy Inc. (CAD denominated)	3,726,500	27,402
Equitrans Midstream Corp.	3,283,738	23,183
Halliburton Co.	914,663	15,513
		5,398,378
Consumer staples 2.77%
Costco Wholesale Corp.	4,598,903	1,292,936
Philip Morris International Inc.	15,563,534	1,274,187
Constellation Brands, Inc., Class A	3,918,716	675,508
Reckitt Benckiser Group PLC[1]	4,871,969	359,620
Herbalife Nutrition Ltd.[2,3]	9,120,065	295,125
Kerry Group PLC, Class A1	2,141,489	269,693
The Growth Fund of America — Page 6 of 9

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	4,894,509	$197,591
British American Tobacco PLC[1]	4,045,608	160,772
British American Tobacco PLC (ADR)	246,858	9,825
Keurig Dr Pepper Inc.	4,815,199	134,248
Estée Lauder Co. Inc., Class A	587,385	107,844
Pernod Ricard SA1	601,747	97,996
Coca-Cola European Partners PLC	1,754,759	89,423
Glanbia PLC[1]	6,704,764	78,806
Anheuser-Busch InBev SA/NV1	984,256	55,713
Church & Dwight Co., Inc.	564,307	39,231
JUUL Labs, Inc., Class A1,2,4,5	433,213	38,378
Grocery Outlet Holding Corp.[2]	992,900	31,425
Danone SA1	288,317	20,411
		5,228,732
Materials 1.50%
Sherwin-Williams Co.	1,039,643	537,236
Shin-Etsu Chemical Co., Ltd.[1]	4,351,000	486,631
Linde PLC	1,840,270	351,510
Rio Tinto PLC[1]	4,668,189	218,795
Celanese Corp.	2,024,556	189,782
Vale SA, ordinary nominative	13,510,365	133,868
Vale SA, ordinary nominative (ADR)	5,172,528	50,794
Freeport-McMoRan Inc.	17,768,120	176,970
Barrick Gold Corp.	8,717,131	165,974
Allegheny Technologies Inc.[2,3]	7,458,575	127,467
Norsk Hydro ASA[1]	28,095,693	82,435
Alcoa Corp.[2]	5,353,758	74,257
Dow Inc.	1,690,137	68,298
LyondellBasell Industries NV	801,166	57,251
Asahi Kasei Corp.[1]	5,858,200	48,588
Fortescue Metals Group Ltd.[1]	5,185,044	33,824
Packaging Corp. of America	209,321	18,969
		2,822,649
Real estate 1.38%
American Tower Corp. REIT	4,166,112	944,874
Equinix, Inc. REIT	1,576,150	902,819
SBA Communications Corp. REIT	1,091,843	289,437
Digital Realty Trust, Inc. REIT	2,281,685	274,053
Redfin Corp.[2,3]	4,830,339	130,709
Crown Castle International Corp. REIT	480,198	68,807
		2,610,699
Total common stocks (cost: $100,530,628,000)		176,285,256
Preferred securities 0.83% Financials 0.75%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	44,869,677	485,939
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[2]	16,710,351	168,775
Fannie Mae, Series O, 7.00% noncumulative, preferred shares[2]	6,554,622	124,472
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[2]	3,680,090	36,433
Fannie Mae, Series P, 4.50% noncumulative, preferred shares[2]	755,000	7,059
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	53,342,079	562,759
The Growth Fund of America — Page 7 of 9

unaudited
Preferred securities (continued) Financials (continued)	Shares	Value (000)
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	2,031,012	$18,583
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative, preferred shares[2]	239,000	2,426
		1,406,446
Consumer discretionary 0.06%
GM Cruise Holdings LLC., Series F, preferred shares[1,2,4,5]	5,205,500	86,151
Volkswagen AG, nonvoting preferred shares[1]	209,260	34,306
		120,457
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	920,159	34,935
Total preferred securities (cost: $1,219,005,000)		1,561,838
Rights & warrants 0.01% Financials 0.01%
American International Group, Inc., warrants, expire 2021[2]	1,988,397	8,152
Total rights & warrants (cost: $29,977,000)		8,152
Bonds, notes & other debt instruments 0.01% Corporate bonds & notes 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC 11.00% 2024[6]	$15,155	14,700
Total bonds, notes & other debt instruments (cost: $14,944,000)		14,700
Short-term securities 4.99% Money market investments 4.99%	Shares
Capital Group Central Cash Fund 1.63%[3,7]	94,071,099	9,407,110
Total short-term securities (cost: $9,378,203,000)		9,407,110
Total investment securities 99.43% (cost: $111,172,757,000)		187,277,056
Other assets less liabilities 0.57%		1,077,444
Net assets 100.00%		$188,354,500
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,830,222,000, which represented 7.87% of the net assets of the fund. This amount includes $14,522,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,700,000, which represented .01% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 2/29/2020.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$83,000	$87,148.05%
GM Cruise Holdings LLC., Series F, preferred shares	5/7/2019	95,000	86,151.04
Cortexyme, Inc.	2/6/2020	64,068	61,813.03
The Growth Fund of America — Page 8 of 9

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
JUUL Labs, Inc., Class A	4/8/2019	$120,000	$38,378.02%
Acerta Pharma BV	5/7/2015	15,750	34,086.02
Total private placement securities		$377,818	$307,576.16%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-005-0420O-S73149	The Growth Fund of America — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 30, 2020